Diane A. Brand
                                     Vice President, Corporate Counsel
                                     Law Department

                                     The Prudential Insurance Company of America
                                     213 Washington Street
                                     Newark  NJ 07102-2992
                                     Tel973-802-9750 Fax973-802-9560


                                     May 2, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:   The Prudential Variable Contract Account GI-2
      Registration No: 333-01031

Gentlemen:

      Pursuant to Rule 497 (j) under the Securities Act of 1933, The Prudential Insurance Company of America, on behalf of The Prudential Variable Contract Account GI-2 (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus that would have been filed under Rule 497 (c) would not have differed from that contained in the most recent post-effective amendment.


                                 Respectfully submitted,


                                 /s/ Diane A. Brand
                                 -------------------------------------
                                 Diane A. Brand
                                 Vice President, Corporate Counsel
                                 Law Department